Escrow Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Escrow Deposits
Schedule of Payments Related to Escrow Deposits
	Dec. 31, 2024	Dec. 31, 2023
Labor claims	219	226

Tax contingencies
Income tax on interest on equity	34	33
PIS/Pasep and Cofins taxes (1)	5	76
Donations and legacy tax (ITCD)	67	64
Urban property tax (IPTU)	110	106
Finsocial tax	48	46
Income and social contr. tax on indemnity for employees' 'Anuênio' benefit	332	319
Income tax withheld at source on inflationary income	10	9
Income tax and contribution tax effective rate (2)	153	143
Other (3)	120	115
	879	911

Other
Regulatory	42	50
Third party	10	12
Customer relations	7	5
Court embargo	26	27
Other	13	12
	98	106
	1,196	1,243

(1)

This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied. In December 2024, Gasmig was able to recover the escrow deposits that had been paid into court for these actions, in the updated amount of R$76.

(2)

Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.

(3)	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.